As filed with the U.S. Securities and Exchange Commission on October 2, 2008

                       1933 Act Registration No.333-148723
                       1940 Act Registration No.811-22172

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           (X)

                                    Pre-Effective Amendment No.   ()
                                    Post-Effective Amendment No.  _1_
                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   (X)
                                    Amendment No.                 (4)

                                WORLD FUNDS TRUST
                               -----------------
              (Exact Name of Registrant as Specified in Charter)

            8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
                    (Address of Principal Executive Offices)

                                 (804) 267-7400
                         Registrant's Telephone Number:

                                Thomas S. Harman
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                       --------------------------------
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.



                          SHARES OF BENEFICIAL INTEREST
                     (Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[ ]   on (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[X ]  75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

Frantzen Growth and Income Fund
Class A Shares

Frantzen Large Cap Growth Fund
Class A Shares

Frantzen Small Cap Growth Fund
Class A Shares

                   Prospectus dated ______________ __, 2008

This prospectus describes the Frantzen Growth and Income Fund, the Frantzen Large Cap Growth Fund and the Frantzen Small Cap Growth Fund, each a series of shares offered by World Funds Trust. A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. Each Fund is authorized to offer four classes of shares, one of which, Class A Shares, is offered to qualifying investors by this prospectus. Institutional Shares, Class P Shares and Class C Shares are offered by separate prospectuses. To obtain a prospectus for those shares, please call (800) 673-0550.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS


                                                          PAGE

Frantzen Growth and Income Fund..............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
Frantzen Large Cap Growth Fund...............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
Frantzen Small Cap Growth Fund...............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
More Information About Risk..................................x
More Information About Fund Investments......................x
Information About Portfolio Holdings.........................x
Management...................................................x
Shareholder Information......................................x
Purchasing Shares............................................x
Redeeming Shares.............................................x
Additional Information.......................................x
Distributions and Taxes......................................x
Distribution Arrangements....................................x
For More Information.........................................x

Frantzen Growth and Income Fund

                              INVESTMENT OBJECTIVE

The Frantzen Growth and Income Fund (the Fund) seeks to achieve capital appreciation with a secondary emphasis on income. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

The Fund invests primarily in equity securities or securities convertible into equity securities of U.S. companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation. Although the Fund may invest in securities of companies of any capitalization range, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the Sub-Adviser believes such companies offer attractive investment opportunities.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation or income through dividends. The Sub-Adviser may also acquire securities having a mix of these characteristics. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Market Capitalization Risk - Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, to the extent that the Fund is invested more heavily in small-capitalization and/or medium-capitalization stocks, it may be more volatile than, and to fluctuate independently of, broad based stock market indices.

Although the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small or medium market capitalization companies and the Fund's share price changes may become more substantial. The stocks of small or medium market capitalization companies may be more volatile and speculative than the stocks of large market capitalization companies. Smaller and medium market capitalization companies tend to have more limited resources, product, and market share and are dependent on a smaller management group than large market capitalization companies. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class A Shares

Maximum Sales Charge (Load) Imposed on Purchases(1)       5.75%
Maximum Deferred Sales Charge (Load)                      None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                               None
Redemption Fees(2)                                        None
Exchange Fees(3)                                          None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            0.90%
Distribution (12b-1) Fees(4)                              0.25%
Other Expenses(5)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(6)                   1.54%
                                                          =====

(1) As a percentage of offering price. Reduced rates apply to purchases of Fund shares over $50,000, and the sales charge is waived for certain classes of investors. Please see "Distribution Arrangements" for more information concerning applicable sales charges

(2) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

(3)  A shareholder may be charged a $10 fee for each telephone exchange.

(4) The Board has approved a Plan of Distribution for the Class A Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class A Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

(5) "Other Expenses" include, among other expenses, administrative, shareholder servicing, custody and transfer agency fees and are based on estimates for the current fiscal year.

(6) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.54% of the Fund's Class A Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.54% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                  1 Year             3 Years
                  --------           ----------

Class A Shares(1)   $723             $1,033

(1) The above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

Frantzen Large Cap Growth Fund

                              INVESTMENT OBJECTIVE

The Frantzen Large Cap Growth Fund (the "Fund") seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations equal to or greater than $5 billion ("large-cap companies") at the time of purchase. This investment policy may be changed by the Board upon sixty (60) days' prior written notice to shareholders. The Fund invests primarily in equity securities or securities convertible into equity securities of large-cap companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation using quantitative fundamental and technical analysis. The fundamental factors considered include a security's growth of earnings per share and return on equity, debt to equity ratio, reinvestment rate and price/earnings ratio. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.


Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class A Shares

Maximum Sales Charge (Load) Imposed on Purchases(1)       5.75%
Maximum Deferred Sales Charge (Load)                      None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                               None
Redemption Fees(2)                                        None
Exchange Fees(3)                                          None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            0.90%
Distribution (12b-1) Fees(4)                              0.25%
Other Expenses(5)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(6)                   1.54%
                                                          =====

(1) As a percentage of offering price. Reduced rates apply to purchases of Fund shares over $50,000, and the sales charge is waived for certain classes of investors. Please see "Distribution Arrangements" for more information concerning applicable sales charges

(2) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

(3)  A shareholder may be charged a $10 fee for each telephone exchange.

(4) The Board has approved a Plan of Distribution for the Class A Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class A Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

(5) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees and are based on estimates for the current fiscal year.

(6) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.54% of the Fund's Class A Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.54% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                  1 Year             3 Years
                  --------           ----------

Class A Shares(1)   $723             $1,033

(1) The above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

Frantzen Small Cap Growth Fund

                              INVESTMENT OBJECTIVE

The Frantzen Small Cap Growth Fund (the "Fund") seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations between $250 million and $2.5 billion ("small-cap companies") at the time of purchase. This investment policy may be changed by the Board upon sixty (60) days' prior written notice to shareholders. The Fund invests primarily in equity securities or securities convertible into equity securities of small-cap companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation using quantitative fundamental and technical analysis. The fundamental factors considered include a security's growth of earnings per share and return on equity, debt to equity ratio, reinvestment rate and price/earnings ratio. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Small-Capitalization Companies Risk - The Fund may be subject to the additional risks associated with investments in companies with small capital structures. Historically, stocks of small market capitalization companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (i) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and
(3) the greater sensitivity of small-cap companies to changing economic conditions. Also, these companies may (i) have relatively small revenues; (ii) have limited product lines or services; (iii) lack depth of management; (iv) lack the ability to obtain funds necessary for growth; and (v) feature products or services for which a market does not yet exist and/or may never be established. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in more limited volume, making them potentially less liquid. The prices of stocks of small-cap companies may fall regardless of trends in the broader market and may be more volatile and speculative than the stocks of large-cap companies. Besides being more volatile than the stock prices of mid- or large-cap companies, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in stocks of large-cap companies. Further, stocks of small-cap companies tend to trade at a lower volume than those of larger capitalization companies.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.


                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.


                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class A Shares

Maximum Sales Charge (Load) Imposed on Purchases(1)       5.75%
Maximum Deferred Sales Charge (Load)                      None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                               None
Redemption Fees(2)                                        None
Exchange Fees(3)                                          None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            1.10%
Distribution (12b-1) Fees(4)                              0.25%
Other Expenses(5)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(6)                   1.74%
                                                          =====

(1) As a percentage of offering price. Reduced rates apply to purchases of Fund shares over $50,000, and the sales charge is waived for certain classes of investors. Please see "Distribution Arrangements" for more information concerning applicable sales charges

(2) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

(3)  A shareholder may be charged a $10 fee for each telephone exchange.

(4) The Board has approved a Plan of Distribution for the Class A Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class A Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

(5) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees and are based on estimates for the current fiscal year.

(6) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.74% of the Fund's Class A Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.74% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                  1 Year             3 Years
                  --------           ----------

Class A Shares(1)   $742             $1,091

(1) The above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

                           MORE INFORMATION ABOUT RISK

The Funds are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests the money in securities.

The Funds have investment goals and strategies for reaching these goals. The Sub-Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goals. Still, investing in the Funds involves risk and there is no guarantee that any Fund will achieve its goals. The judgments of the Sub-Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's NAV to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

                    MORE INFORMATION ABOUT FUND INVESTMENTS

While each Fund intends to remain substantially invested in equity securities and securities convertible into equity securities, a Fund may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Temporary Defensive Positions - The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. When the Sub-Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. government securities (such as bills, notes, or bonds of the U.S. government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is may not achieve its stated investment objective. The Sub-Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

Portfolio Turnover - Each Fund may engage in active and frequent trading of its portfolio securities. The Frantzen Growth and Income Fund presently anticipates that its annualized portfolio turnover rate will not exceed 100%. The Frantzen Large Cap Growth Fund and the Frantzen Small Cap Growth Fund each presently anticipates that its annualized portfolio turnover rate will typically exceed 100%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund's shareholders.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is also available in the Funds' SAI.

                                   MANAGEMENT

The Trust - The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Trust has retained the Adviser to manage all aspects of the investments of the Fund.

Investment  Management - Commonwealth  Capital Management,  LLC, located at
8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Frantzen Capital Management, Inc., Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, FL 33602, and has delegated investment discretion over the Fund to the Sub-Adviser.

     The Adviser oversees the Sub-Adviser to ensure it complies with the investment policies and guidelines of the Funds, and monitors the Sub-Adviser's adherence to its investment style. In addition, the Adviser periodically assesses the Funds' investment policies and recommends changes regarding the Funds' policies to the Board where appropriate. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.90% of the Frantzen Growth and Income Fund and Frantzen Large Cap Growth
Fund's average daily net assets, and 1.10% of the Frantzen Small Cap Growth Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.54% of the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund's Class A Shares' average daily net assets and 1.74% of the Frantzen Small Cap Growth Fund's Class A Shares' average daily net assets for the first three years following commencement of each Fund's operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and 1.54% for the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 1.74% for the Frantzen Small Cap Growth Fund to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds, manages the investment and reinvestment of the assets of each Fund, continuously reviews, supervises and administers the investment program of each Fund, determines in its discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. The Adviser, from its advisory fee, pays the Sub-Adviser 0.45% of the advisory fee received from the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 0.55% of the advisory fee received from the Frantzen Small Cap Growth Fund.

A discussion regarding the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Funds' Semi-Annual Report to Shareholders dated January 31, 2009.

Portfolio Managers. Michael Via, Blair Frantzen and Eric Frantzen are the portfolio managers (the "Portfolio Managers") of the Fund.

Mr. Via is the President, Chief Investment Officer and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub-Adviser. Mr. Via has been with the Sub-Adviser since July 2004. Prior to joining the Sub-Adviser, Mr. Via was employed by Anderson & Strudwick, Inc. from 1984 until 2004.

Mr. Blair Frantzen is Managing Director and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub-Adviser. Mr. Blair Frantzen has been with the Sub-Adviser since September 2003.

Mr. Eric Frantzen is Chief Executive Officer and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub- Adviser. Mr. Eric Frantzen has been with the Sub-Adviser since its formation in September 2002.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

Each Fund's share price, called the NAV per share, is determined, and shares are priced, as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Funds are informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Class A Shares' NAV per share is computed by adding the total value of each Fund's investments and other assets attributable to its Class A Shares, subtracting any liabilities attributable to Class A Shares, and then dividing by the total number of Class A Shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of each Fund, the NAV of various classes of each Fund may vary.

Class A Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price for Class A Shares is equal to the NAV plus the applicable sales load, if any. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The securities of each Fund are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of each Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Share Class Alternatives - Each Fund is currently authorized to offer investors four different classes of shares; only Class A Shares are offered by this prospectus. Additional information concerning each Fund's Class C Shares, Class P Shares or Institutional Shares may be obtained by reading a copy of the applicable prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

                                PURCHASING SHARES

You may purchase Class A Shares through brokers or dealers who are authorized by First Dominion Capital Corp. (the "Distributor") to sell shares. Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker. You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Brokers or dealers who offer Class A Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, brokers or dealers may charge transaction fees or set different minimum investment amounts. They may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their broker or dealer regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different.

Customer Identification Program - Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

o  Name;
o  Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Public Offering Price - When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price for Class A Shares is equal to the applicable Fund's NAV plus any applicable initial sales charge. The Trust reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Minimum Investments - The minimum initial investment for Class A Shares of each Fund is $2,500. Subsequent investments must be in amounts of $50 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Commonwealth Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the applicable Fund. Please be sure to specify which class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the applicable Fund's records. You will not have access to your shares until the applicable Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem Class A Shares at any time and in any amount by mail or telephone. You may also redeem Fund shares through authorized broker-dealers. Brokers may charge transaction fees for the sale of Fund shares, depending on your arrangement with the broker.

For your protection, the Transfer Agent will not redeem your Class A Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

Your shares will be redeemed at the net asset value per share next determined after receipt of a redemption request in good order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Trust may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

Delivery of the proceeds of a redemption of Class A Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until a completed account application for the account is received to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

Frantzen Funds
8730 Stony Point Parkway, Suite 205
Richmond, VA  23235

Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Funds at (800) 673-0550 or the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help to protect you and the Trust from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration;
(2) all requests to transfer the registration of shares to another owner; and,
(3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Trust may deduct a fee of $50 per year (billed quarterly) from your account or may redeem the shares in your account, if the value of your account falls below $2,500. If you bring your account balance up to the required minimum within 30 days of being informed by the Transfer Agent that your account has become subject to the small account fee, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

Automatic Investment Plan - Existing shareholders who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your Fund shares for the shares of the same class of certain other funds having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. You may exchange Fund shares by calling the Funds at (800) 673-0550 or the Transfer Agent at (800) 628-4077. Your account may be charged $10 for a telephone exchange. You may also exchange Fund shares by contacting any broker authorized by the Distributor to sell shares of the Funds or by contacting the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. Brokers may charge transaction fees for the exchange of Fund shares, depending on your arrangement with the broker.

Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a Fund's portfolio by its Sub-Adviser, increase portfolio transaction costs, and have a negative effect on a Fund's long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, the Sub-Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve a Fund's investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can reduce a Fund's performance.

Because of the potential harm to a Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and a redemption) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and restricted possibly from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what a Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that a Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of a Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that a Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

Each Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Funds' Board reserves the right to modify these or adopt additional policies and restrictions in the future.

How To Transfer Shares - If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s);
(3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed;
(4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of a Fund, you will receive a written confirmation. You will also receive a quarterly and year-end statement of your account and an Annual and a Semi-Annual Report.

Shareholder Communications - The Funds may eliminate duplicate mailings to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds at (800) 673-0550.

General - The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of a Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of a Fund. An order to purchase shares is not binding on, and may be rejected by, a Fund until it has been confirmed in writing by the applicable Fund and payment has been received.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of a Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of a Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the individual Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares or receive them in cash. Any long-term capital gains distributions are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of a Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, a Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

Each Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Funds' Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, their policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule shows the amount of the sales charge, based on your investment, and the amount that is reallowed to dealers as a percentage of the offering price of Class A Shares:

--------------------------------------------------------------------------------
                                                              Dealer Reallowance
 Amount of Purchase at the  Sales Charge as a Percentage of   as Percentage of
 Public Offering Price (1)    Offering        Net Amount       Offering Price
                              Price (1)        Invested

Less than $50,000               5.75%            6.10%              5.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
$50,000   but   less   than     4.50%            4.71%              3.75%
$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
$100,000   but  less   than     3.50%            3.63%              2.75%
$250,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
$250,000   but  less   than     2.50%            2.56%              2.00%
$500,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
$500,000   but  less   than     2.00%            2.04%              1.75%
$1,000,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
$1,000,000 or more (2)          0.00%            0.00%              0.00%
--------------------------------------------------------------------------------
(1)   The term "Offering Price" includes the front-end sales charge.

(2) If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge (see "Sales charge reductions and waivers"), you may be subject to a 2.00% deferred sales charge if you redeem your shares within 360 days of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. In determining whether to charge a deferred sales charge, a Fund will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

For accounts that are subject to a deferred sales charge, a Fund will use the first-in, first-out ("FIFO") method to determine the 360 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 360 days, the deferred sales charge will be assessed. The deferred sales charge will be applied on redemptions of each investment made by a shareholder that does not remain in a Fund for a 360 day period from the date of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end load or deferred sales charges.

Sales charge reductions and waivers - To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Funds' Transfer Agent or your broker or dealer at the time of purchase that you qualify for such a reduction or waiver. If you do not let your broker or dealer or the Funds' Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Funds' Transfer Agent can verify your eligibility for the reduction or exception. In order to receive a reduction or waiver, you may be required to provide your broker or dealer or the Funds' Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that or other brokers or dealers. Consult the Funds' SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation - After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the applicable Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention - A reduced sales charge on Class A Shares of the Funds, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member - You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges

No sales charge shall apply to:

(1)   reinvestment of income dividends and capital gain distributions;

(2)   exchanges of Fund shares for those of another fund of the Trust;

(3) purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Adviser, the Sub-Adviser, the Distributor, and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Distributor for its own investment account and for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service provider sponsoring the fund supermarket and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 673-0550. All account information is subject to acceptance and verification by the Funds' Distributor. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain.

Rule 12b-1 Fees - The Board has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for Class A Shares (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, each Fund may finance from the assets of Class A Shares certain activities or expenses that are intended primarily to result in the sale of shares of Class A Shares. The Funds finance these distribution and service activities through payments made to the Funds' Distributor. The fee paid to the Funds' Distributor is computed on an annualized basis reflecting the average daily net assets, up to a maximum of 0.25% for Class A Shares. Because these fees are paid out of a Fund's Class A Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing - The Distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of a Fund.

                              FOR MORE INFORMATION


You will find more information about the Funds in the following documents:

The Funds' annual and semi-annual reports will contain more information about the Funds and a discussion of the market conditions and investment strategies that had a significant effect on a Fund's performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds' Statement of Additional Information (the "SAI") dated ______________, 2008, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports, including the annual and semi-annual reports, and other information regarding the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

Frantzen Growth and Income Fund
Class C Shares

Frantzen Large Cap Growth Fund
Class C Shares

Frantzen Small Cap Growth Fund
Class C Shares

                   Prospectus dated ______________ __, 2008

This prospectus describes the Frantzen Growth and Income Fund, the Frantzen Large Cap Growth Fund and the Frantzen Small Cap Growth Fund, each a series of shares offered by World Funds Trust. A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. Each Fund is authorized to offer four classes of shares, one of which, Class C Shares, is offered to qualifying investors by this prospectus. Institutional Shares, Class P Shares and Class A Shares are offered by separate prospectuses. To obtain a prospectus for those shares, please call (800) 673-0550.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS


                                                          PAGE

Frantzen Growth and Income Fund..............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
Frantzen Large Cap Growth Fund...............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
Frantzen Small Cap Growth Fund...............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
More Information About Risk..................................x
More Information About Fund Investments......................x
Information About Portfolio Holdings.........................x
Management...................................................x
Shareholder Information......................................x
Purchasing Shares............................................x
Redeeming Shares.............................................x
Additional Information.......................................x
Distributions and Taxes......................................x
Distribution Arrangements....................................x
For More Information.........................................x

Frantzen Growth and Income Fund

                              INVESTMENT OBJECTIVE

The Frantzen Growth and Income Fund (the Fund) seeks to achieve capital appreciation with a secondary emphasis on income. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

The Fund invests primarily in equity securities or securities convertible into equity securities of U.S. companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation. Although the Fund may invest in securities of companies of any capitalization range, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the Sub-Adviser believes such companies offer attractive investment opportunities.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation or income through dividends. The Sub-Adviser may also acquire securities having a mix of these characteristics. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Market Capitalization Risk - Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, to the extent that the Fund is invested more heavily in small-capitalization and/or medium-capitalization stocks, it may be more volatile than, and to fluctuate independently of, broad based stock market indices.

Although the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small or medium market capitalization companies and the Fund's share price changes may become more substantial. The stocks of small or medium market capitalization companies may be more volatile and speculative than the stocks of large market capitalization companies. Smaller and medium market capitalization companies tend to have more limited resources, product, and market share and are dependent on a smaller management group than large market capitalization companies. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class C Shares

Maximum Sales Charge (Load) Imposed on Purchases           None
Maximum Deferred Sales Charge (Load)(1)                    2.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                                None
Redemption Fees(2)                                         None
Exchange Fees(3)                                           None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            0.90%
Distribution (12b-1) and Service                          1.00%
Fees(4)
Other Expenses(5)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(6)                   2.29%
                                                          =====

(1) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two years of purchase. The charge is a percentage of the net asset value at the time of purchase.

(2) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

(3)  A shareholder may be charged a $10 fee for each telephone exchange.

(4) The Board has approved Distribution (12b-1) and Service Plan for the Class C Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

(5) "Other Expenses" include, among other expenses, administrative, shareholder servicing, custody and transfer agency fees and are based on estimates for the current fiscal year.

(6) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 2.29% of the Fund's Class C Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 2.29% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                   1 Year             3 Years
                   --------           ----------

Class C Shares(1)   $432(2)           $715

(1) The above examples assume payment of the maximum deferred sales charge of 2.00% for the first year only.
(2) If you hold Class C Shares and did not redeem your shares at the end of the one year period, your cost would be $232.

Frantzen Large Cap Growth Fund

                              INVESTMENT OBJECTIVE

The Frantzen Large Cap Growth Fund (the "Fund") seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations equal to or greater than $5 billion ("large-cap companies") at the time of purchase. This investment policy may be changed by the Board upon sixty (60) days' prior written notice to shareholders. The Fund invests primarily in equity securities or securities convertible into equity securities of large-cap companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation using quantitative fundamental and technical analysis. The fundamental factors considered include a security's growth of earnings per share and return on equity, debt to equity ratio, reinvestment rate and price/earnings ratio. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class C Shares

Maximum Sales Charge (Load) Imposed on Purchases           None
Maximum Deferred Sales Charge (Load)(1)                    2.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                                None
Redemption Fees(2)                                         None
Exchange Fees(3)                                           None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            0.90%
Distribution (12b-1) and Service Fees(4)                  1.00%
Other Expenses(5)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(6)                   2.29%
                                                          =====

(1) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two years of purchase. The charge is a percentage of the net asset value at the time of purchase.

(2) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

(3)  A shareholder may be charged a $10 fee for each telephone exchange.

(4) The Board has approved Distribution (12b-1) and Service Plan for the Class C Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

(5) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees and are based on estimates for the current fiscal year.

(6) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 2.29% of the Fund's Class C Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 2.29% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

                   1 Year            3 Years
                   --------          ----------

Class C Shares(1)   $432(2)           $715

(1) The above examples assume payment of the maximum deferred sales charge of 2.00% for the first year only.
(2) If you hold Class C Shares and did not redeem your shares at the end of the one year period, your cost would be $232.

Frantzen Small Cap Growth Fund

                              INVESTMENT OBJECTIVE

The Frantzen Small Cap Growth Fund (the "Fund") seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations between $250 million and $2.5 billion ("small-cap companies") at the time of purchase. This investment policy may be changed by the Board upon sixty (60) days' prior written notice to shareholders. The Fund invests primarily in equity securities or securities convertible into equity securities of small-cap companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation using quantitative fundamental and technical analysis. The fundamental factors considered include a security's growth of earnings per share and return on equity, debt to equity ratio, reinvestment rate and price/earnings ratio. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Small-Capitalization Companies Risk - The Fund may be subject to the additional risks associated with investments in companies with small capital structures. Historically, stocks of small market capitalization companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (i) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and
(3) the greater sensitivity of small-cap companies to changing economic conditions. Also, these companies may (i) have relatively small revenues; (ii) have limited product lines or services; (iii) lack depth of management; (iv) lack the ability to obtain funds necessary for growth; and (v) feature products or services for which a market does not yet exist and/or may never be established. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in more limited volume, making them potentially less liquid. The prices of stocks of small-cap companies may fall regardless of trends in the broader market and may be more volatile and speculative than the stocks of large-cap companies. Besides being more volatile than the stock prices of mid- or large-cap companies, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in stocks of large-cap companies. Further, stocks of small-cap companies tend to trade at a lower volume than those of larger capitalization companies.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.


                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.


                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class C Shares

Maximum Sales Charge (Load) Imposed on Purchases           None
Maximum Deferred Sales Charge (Load)(1)                    2.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                                None
Redemption Fees(2)                                         None
Exchange Fees(3)                                           None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            1.10%
Distribution (12b-1) and Service Fees(4)                  1.00%
Other Expenses(5)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(6)                   2.49%
                                                          =====

(1) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two years of purchase. The charge is a percentage of the net asset value at the time of purchase.

(2) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

(3)  A shareholder may be charged a $10 fee for each telephone exchange.

(4) The Board has approved Distribution (12b-1) and Service Plan for the Class C Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

(5) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees and are based on estimates for the current fiscal year.

(6) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 2.49% of the Fund's Class C Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 2.49% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                   1 Year            3 Years
                   --------          ----------

Class C Shares(1)   $452(2)           $776

(1) The above examples assume payment of the maximum deferred sales charge of 2.00% for the first year only.
(2) If you hold Class C Shares and did not redeem your shares at the end of the one year period, your cost would be $252.


                           MORE INFORMATION ABOUT RISK

The Funds are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests the money in securities.

The Funds have investment goals and strategies for reaching these goals. The Sub-Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goals. Still, investing in the Funds involves risk and there is no guarantee that any Fund will achieve its goals. The judgments of the Sub-Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's NAV to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

                   MORE INFORMATION ABOUT FUND INVESTMENTS

While each Fund intends to remain substantially invested in equity securities and securities convertible into equity securities, a Fund may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Temporary Defensive Positions - The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. When the Sub-Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. government securities (such as bills, notes, or bonds of the U.S. government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is may not achieve its stated investment objective. The Sub-Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

Portfolio Turnover - Each Fund may engage in active and frequent trading of its portfolio securities. The Frantzen Growth and Income Fund presently anticipates that its annualized portfolio turnover rate will not exceed 100%. The Frantzen Large Cap Growth Fund and the Frantzen Small Cap Growth Fund each presently anticipates that its annualized portfolio turnover rate will typically exceed 100%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund's shareholders.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is also available in the Funds' SAI.

                                   MANAGEMENT

The Trust - The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Trust has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Management - Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Frantzen Capital Management, Inc., Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, FL 33602, and has delegated investment discretion over the Fund to the Sub-Adviser.

     The Adviser oversees the Sub-Adviser to ensure it complies with the investment policies and guidelines of the Funds, and monitors the Sub-Adviser's adherence to its investment style. In addition, the Adviser periodically assesses the Funds' investment policies and recommends changes regarding the Funds' policies to the Board where appropriate. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.90% of the Frantzen Growth and Income Fund and Frantzen Large Cap Growth
Fund's average daily net assets, and 1.10% of the Frantzen Small Cap Growth Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 2.29% of the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund's Class C Shares' average daily net assets and 2.49% of the Frantzen Small Cap Growth Fund's Class C Shares' average daily net assets for the first three years following commencement of each Fund's operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and 2.29% for the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 2.49% for the Frantzen Small Cap Growth Fund to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds, manages the investment and reinvestment of the assets of each Fund, continuously reviews, supervises and administers the investment program of each Fund, determines in its discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. The Adviser, from its advisory fee, pays the Sub-Adviser 0.45% of the advisory fee received from the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 0.55% of the advisory fee received from the Frantzen Small Cap Growth Fund.

A discussion regarding the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Funds' Semi-Annual Report to Shareholders dated January 31, 2009.

Portfolio Managers. Michael Via, Blair Frantzen and Eric Frantzen are the portfolio managers (the "Portfolio Managers") of the Fund.

Mr. Via is the President, Chief Investment Officer and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub-Adviser. Mr. Via has been with the Sub-Adviser since July 2004. Prior to joining the Sub-Adviser, Mr. Via was employed by Anderson & Strudwick, Inc. from 1984 until 2004.

Mr. Blair Frantzen is Managing Director and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub-Adviser. Mr. Blair Frantzen has been with the Sub-Adviser since September 2003.

Mr. Eric Frantzen is Chief Executive Officer and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub- Adviser. Mr. Eric Frantzen has been with the Sub-Adviser since its formation in September 2002.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

Each Fund's share price, called the NAV per share, is determined, and shares are priced, as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Funds are informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Class C Shares' NAV per share is computed by adding the total value of each Fund's investments and other assets attributable to its Class C Shares, subtracting any liabilities attributable to Class C Shares, and then dividing by the total number of Class C Shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of each Fund, the NAV of various classes of each Fund may vary.

Class C Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price for Class C Shares is equal to the NAV plus the applicable sales load, if any. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The securities of each Fund are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of each Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Share Class Alternatives - Each Fund is currently authorized to offer investors four different classes of shares; only Class C Shares are offered by this prospectus. Additional information concerning each Fund's Class A Shares, Class P Shares or Institutional Shares may be obtained by reading a copy of the applicable prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

                                PURCHASING SHARES

You may purchase Class C Shares through brokers or dealers who are authorized by First Dominion Capital Corp. (the "Distributor") to sell shares. Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker. You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Brokers or dealers who offer Class C Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, brokers or dealers may charge transaction fees or set different minimum investment amounts. They may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their broker or dealer regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different.

Customer Identification Program - Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

o   Name;
o   Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Public Offering Price - When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price for Class C Shares is equal to the applicable Fund's NAV plus any applicable initial sales charge. The Trust reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Minimum Investments - The minimum initial investment for Class C Shares of each Fund is $2,500. Subsequent investments must be in amounts of $50 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Commonwealth Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the applicable Fund. Please be sure to specify which class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the applicable Fund's records. You will not have access to your shares until the applicable Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem Class C Shares at any time and in any amount by mail or telephone. You may also redeem Fund shares through authorized broker-dealers. Brokers may charge transaction fees for the sale of Fund shares, depending on your arrangement with the broker.

For your protection, the Transfer Agent will not redeem your Class C Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

Your shares will be redeemed at the net asset value per share next determined after receipt of a redemption request in good order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Trust may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

Delivery of the proceeds of a redemption of Class C Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until a completed account application for the account is received to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

Frantzen Funds
8730 Stony Point Parkway, Suite 205
Richmond, VA  23235

Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Funds at (800) 673-0550 or the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help to protect you and the Trust from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration;
(2) all requests to transfer the registration of shares to another owner; and,
(3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Trust may deduct a fee of $50 per year (billed quarterly) from your account or may redeem the shares in your account, if the value of your account falls below $2,500. If you bring your account balance up to the required minimum within 30 days of being informed by the Transfer Agent that your account has become subject to the small account fee, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

Automatic Investment Plan - Existing shareholders who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your Fund shares for the shares of the same class of certain other funds having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. You may exchange Fund shares by calling the Funds at (800) 673-0550 or the Transfer Agent at (800) 628-4077. Your account may be charged $10 for a telephone exchange. You may also exchange Fund shares by contacting any broker authorized by the Distributor to sell shares of the Funds or by contacting the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. Brokers may charge transaction fees for the exchange of Fund shares, depending on your arrangement with the broker.

Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a Fund's portfolio by its Sub-Adviser, increase portfolio transaction costs, and have a negative effect on a Fund's long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, the Sub-Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve a Fund's investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can reduce a Fund's performance.

Because of the potential harm to a Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and a redemption) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and restricted possibly from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what a Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that a Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of a Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that a Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

Each Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Funds' Board reserves the right to modify these or adopt additional policies and restrictions in the future.

How To Transfer Shares - If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s);
(3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed;
(4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of a Fund, you will receive a written confirmation. You will also receive a quarterly and year-end statement of your account and an Annual and a Semi-Annual Report.

Shareholder Communications - The Funds may eliminate duplicate mailings to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds at (800) 673-0550.

General - The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of a Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of a Fund. An order to purchase shares is not binding on, and may be rejected by, a Fund until it has been confirmed in writing by the applicable Fund and payment has been received.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of a Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of a Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the individual Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares or receive them in cash. Any long-term capital gains distributions are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of a Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, a Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

Each Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Funds' Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, their policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

Deferred Sales Charges - Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested. The Distributor pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within two years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution (12b-1) and Service Fee as described below under "Rule 12b-1 Fees."

Waiver of Deferred Sales Charge - Class C Shares.

The deferred sales charge on Class C Shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 673-0550. All account information is subject to acceptance and verification by the Fund's Distributor.

Rule 12b-1 Fees - The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for Class C Shares (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, each Fund may finance from the assets of Class C Shares certain activities or expenses that are intended primarily to result in the sale of shares of Class C Shares. The Funds finance these distribution and service activities through payments made to the Funds' Distributor. The fee paid to the Funds' Distributor is computed on an annualized basis reflecting the average daily net assets, up to a maximum of 1.00% for Class C Shares, 0.75% of which represents 12b-1 distribution fees and 0.25% of which represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a Fund's Class C Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

                              FOR MORE INFORMATION


You will find more information about the Funds in the following documents:

The Funds' annual and semi-annual reports will contain more information about the Funds and a discussion of the market conditions and investment strategies that had a significant effect on a Fund's performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds' Statement of Additional Information (the "SAI") dated ______________, 2008, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

     Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports, including the annual and semi-annual reports, and other information regarding the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

Frantzen Growth and Income Fund
Class P Shares

Frantzen Large Cap Growth Fund
Class P Shares

Frantzen Small Cap Growth Fund
Class P Shares

                   Prospectus dated ______________ __, 2008

This prospectus describes the Frantzen Growth and Income Fund, the Frantzen Large Cap Growth Fund and the Frantzen Small Cap Growth Fund, each a series of shares offered by World Funds Trust. A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. Each Fund is authorized to offer four classes of shares, one of which, Class P Shares, is offered to qualifying investors by this prospectus. Institutional Shares, Class A Shares and Class C Shares are offered by separate prospectuses. To obtain a prospectus for those shares, please call (800) 673-0550.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS


                                                          PAGE

Frantzen Growth and Income Fund..............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
Frantzen Large Cap Growth Fund...............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
Frantzen Small Cap Growth Fund...............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
More Information About Risk..................................x
More Information About Fund Investments......................x
Information About Portfolio Holdings.........................x
Management...................................................x
Shareholder Information......................................x
Purchasing Shares............................................x
Redeeming Shares.............................................x
Additional Information.......................................x
Distributions and Taxes......................................x
Distribution Arrangements....................................x
For More Information.........................................x

Frantzen Growth and Income Fund

                              INVESTMENT OBJECTIVE

The Frantzen Growth and Income Fund (the Fund) seeks to achieve capital appreciation with a secondary emphasis on income. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

The Fund invests primarily in equity securities or securities convertible into equity securities of U.S. companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation. Although the Fund may invest in securities of companies of any capitalization range, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the Sub-Adviser believes such companies offer attractive investment opportunities.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation or income through dividends. The Sub-Adviser may also acquire securities having a mix of these characteristics. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Market Capitalization Risk - Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, to the extent that the Fund is invested more heavily in small-capitalization and/or medium-capitalization stocks, it may be more volatile than, and to fluctuate independently of, broad based stock market indices.

Although the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small or medium market capitalization companies and the Fund's share price changes may become more substantial. The stocks of small or medium market capitalization companies may be more volatile and speculative than the stocks of large market capitalization companies. Smaller and medium market capitalization companies tend to have more limited resources, product, and market share and are dependent on a smaller management group than large market capitalization companies. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class P Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class P Shares

Maximum Sales Charge (Load) Imposed on Purchases           None
Maximum Deferred Sales Charge (Load)                       None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                                None
Redemption Fees(1)                                         None
Exchange Fees(2)                                           None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            0.90%
Distribution (12b-1) Fees(3)                              0.25%
Other Expenses(4)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(5)                   1.54%
                                                          =====

  (1) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

  (2) A shareholder may be charged a $10 fee for each telephone exchange.

  (3) The Board has approved a Plan of Distribution for the Class P Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class P Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

  (4) "Other Expenses" include, among other expenses, administrative, shareholder servicing, custody and transfer agency fees and are based on estimates for the current fiscal year.

  (5) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.54% of the Fund's Class P Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.54% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                1 Year               3 Years
                --------             ----------

Class P Shares   $157                 $486

Frantzen Large Cap Growth Fund

                              INVESTMENT OBJECTIVE

The Frantzen Large Cap Growth Fund (the "Fund") seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations equal to or greater than $5 billion ("large-cap companies") at the time of purchase. This investment policy may be changed by the Board upon sixty (60) days' prior written notice to shareholders. The Fund invests primarily in equity securities or securities convertible into equity securities of large-cap companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation using quantitative fundamental and technical analysis. The fundamental factors considered include a security's growth of earnings per share and return on equity, debt to equity ratio, reinvestment rate and price/earnings ratio. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class P Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class P Shares

Maximum Sales Charge (Load) Imposed on Purchases           None
Maximum Deferred Sales Charge (Load)                       None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                                None
Redemption Fees(1)                                         None
Exchange Fees(2)                                           None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            0.90%
Distribution (12b-1) Fees(3)                              0.25%
Other Expenses(4)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(5)                   1.54%
                                                          =====

  (1) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

  (2) A shareholder may be charged a $10 fee for each telephone exchange.

  (3) The Board has approved a Plan of Distribution for the Class P Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class P Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

  (4) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees and are based on estimates for the current fiscal year.

  (5) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.54% of the Fund's Class P Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.54% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                1 Year               3 Years
                --------             ----------

Class P Shares   $157                   $486

Frantzen Small Cap Growth Fund

                              INVESTMENT OBJECTIVE

The Frantzen Small Cap Growth Fund (the "Fund") seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations between $250 million and $2.5 billion ("small-cap companies") at the time of purchase. This investment policy may be changed by the Board upon sixty (60) days' prior written notice to shareholders. The Fund invests primarily in equity securities or securities convertible into equity securities of small-cap companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation using quantitative fundamental and technical analysis. The fundamental factors considered include a security's growth of earnings per share and return on equity, debt to equity ratio, reinvestment rate and price/earnings ratio. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Small-Capitalization Companies Risk - The Fund may be subject to the additional risks associated with investments in companies with small capital structures. Historically, stocks of small market capitalization companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (i) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and
(3) the greater sensitivity of small-cap companies to changing economic conditions. Also, these companies may (i) have relatively small revenues; (ii) have limited product lines or services; (iii) lack depth of management; (iv) lack the ability to obtain funds necessary for growth; and (v) feature products or services for which a market does not yet exist and/or may never be established. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in more limited volume, making them potentially less liquid. The prices of stocks of small-cap companies may fall regardless of trends in the broader market and may be more volatile and speculative than the stocks of large-cap companies. Besides being more volatile than the stock prices of mid- or large-cap companies, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in stocks of large-cap companies. Further, stocks of small-cap companies tend to trade at a lower volume than those of larger capitalization companies.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.


                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class P Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                      Class P Shares

Maximum Sales Charge (Load) Imposed on Purchases           None
Maximum Deferred Sales Charge (Load)                       None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                                None
Redemption Fees(1)                                         None
Exchange Fees(2)                                           None

Estimated Annual Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee                                            1.10%
Distribution (12b-1) Fees(3)                              0.25%
Other Expenses(4)                                         0.39%
                                                          -----
Total Annual Fund Operating Expenses(5)                   1.74%
                                                          =====

  (1) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

  (2) A shareholder may be charged a $10 fee for each telephone exchange.

  (3) The Board has approved a Plan of Distribution for the Class P Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class P Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

  (4) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees and are based on estimates for the current fiscal year.

  (5) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.74% of the Fund's Class P Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.74% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                1 Year               3 Years
                --------             ----------

Class P Shares   $177                 $548



                           MORE INFORMATION ABOUT RISK

The Funds are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests the money in securities.

The Funds have investment goals and strategies for reaching these goals. The Sub-Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goals. Still, investing in the Funds involves risk and there is no guarantee that any Fund will achieve its goals. The judgments of the Sub-Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's NAV to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

                   MORE INFORMATION ABOUT FUND INVESTMENTS

While each Fund intends to remain substantially invested in equity securities and securities convertible into equity securities, a Fund may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Temporary Defensive Positions - The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. When the Sub-Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. government securities (such as bills, notes, or bonds of the U.S. government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is may not achieve its stated investment objective. The Sub-Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

Portfolio Turnover - Each Fund may engage in active and frequent trading of its portfolio securities. The Frantzen Growth and Income Fund presently anticipates that its annualized portfolio turnover rate will not exceed 100%. The Frantzen Large Cap Growth Fund and the Frantzen Small Cap Growth Fund each presently anticipates that its annualized portfolio turnover rate will typically exceed 100%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund's shareholders.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is also available in the Funds' SAI.

                                   MANAGEMENT

The Trust - The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Trust has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Management - Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Frantzen Capital Management, Inc., Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, FL 33602, and has delegated investment discretion over the Fund to the Sub-Adviser.

The Adviser oversees the Sub-Adviser to ensure it complies with the investment policies and guidelines of the Funds, and monitors the Sub-Adviser's adherence to its investment style. In addition, the Adviser periodically assesses the Funds' investment policies and recommends changes regarding the Funds' policies to the Board where appropriate. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.90% of the Frantzen Growth and Income Fund and Frantzen Large Cap Growth
Fund's average daily net assets, and 1.10% of the Frantzen Small Cap Growth Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.54% of the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund's Class P Shares' average daily net assets and 1.74% of the Frantzen Small Cap Growth Fund's Class P Shares' average daily net assets for the first three years following commencement of each Fund's operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and 1.54% for the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 1.74% for the Frantzen Small Cap Growth Fund to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds, manages the investment and reinvestment of the assets of each Fund, continuously reviews, supervises and administers the investment program of each Fund, determines in its discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. The Adviser, from its advisory fee, pays the Sub-Adviser 0.45% of the advisory fee received from the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 0.55% of the advisory fee received from the Frantzen Small Cap Growth Fund.

A discussion regarding the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Funds' Semi-Annual Report to Shareholders dated January 31, 2009.

Portfolio Managers. Michael Via, Blair Frantzen and Eric Frantzen are the portfolio managers (the "Portfolio Managers") of the Fund.

Mr. Via is the President, Chief Investment Officer and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub-Adviser. Mr. Via has been with the Sub-Adviser since July 2004. Prior to joining the Sub-Adviser, Mr. Via was employed by Anderson & Strudwick, Inc. from 1984 until 2004.

Mr. Blair Frantzen is Managing Director and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub-Adviser. Mr. Blair Frantzen has been with the Sub-Adviser since September 2003.

Mr. Eric Frantzen is Chief Executive Officer and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub- Adviser. Mr. Eric Frantzen has been with the Sub-Adviser since its formation in September 2002.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

Each Fund's share price, called the NAV per share, is determined, and shares are priced, as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Funds are informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Class P Shares' NAV per share is computed by adding the total value of each Fund's investments and other assets attributable to its Class P Shares, subtracting any liabilities attributable to Class P Shares, and then dividing by the total number of Class P Shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of each Fund, the NAV of various classes of each Fund may vary.

Class P Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price for Class P Shares is equal to the NAV plus the applicable sales load, if any. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The securities of each Fund are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of each Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Share Class Alternatives - Each Fund is currently authorized to offer investors four different classes of shares; only Class P Shares are offered by this prospectus. Additional information concerning each Fund's Class C Shares, Class A Shares or Institutional Shares may be obtained by reading a copy of the applicable prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

                                PURCHASING SHARES

You may purchase Class P Shares through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by First Dominion Capital Corp. (the "Distributor") to sell shares (collectively, Financial Intermediaries"). Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker. You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Financial Intermediaries who offer Class P Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different.

Customer Identification Program - Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

o  Name;
o  Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Public Offering Price - When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price for Class P Shares is equal to the applicable Fund's NAV plus any applicable initial sales charge. The Trust reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Minimum Investments - The minimum initial investment for Class P Shares of each Fund is $2,500. Subsequent investments must be in amounts of $50 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Commonwealth Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the applicable Fund. Please be sure to specify which class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the applicable Fund's records. You will not have access to your shares until the applicable Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem Class P Shares at any time and in any amount by mail or telephone. You may also redeem Fund shares through Financial Intermediaries or through authorized broker-dealers. Brokers may charge transaction fees for the sale of Fund shares, depending on your arrangement with the broker.

For your protection, the Transfer Agent will not redeem your Class P Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

Your shares will be redeemed at the net asset value per share next determined after receipt of a redemption request in good order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Trust may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Class P Shares through a Financial Intermediary, it is the intermediary's responsibility to transmit your order in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such intermediary.

Delivery of the proceeds of a redemption of Class P Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until a completed account application for the account is received to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

Frantzen Funds
8730 Stony Point Parkway, Suite 205
Richmond, VA  23235

Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Funds at (800) 673-0550 or the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help to protect you and the Trust from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration;
(2) all requests to transfer the registration of shares to another owner; and,
(3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Trust may deduct a fee of $50 per year (billed quarterly) from your account or may redeem the shares in your account, if the value of your account falls below $2,500. If you bring your account balance up to the required minimum within 30 days of being informed by the Transfer Agent that your account has become subject to the small account fee, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

Automatic Investment Plan - Existing shareholders who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your Fund shares for the shares of the same class of certain other funds having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. You may exchange Fund shares by calling the Funds at (800) 673-0550 or the Transfer Agent at (800) 628-4077. Your account may be charged $10 for a telephone exchange. You may also exchange Fund shares by contacting any broker authorized by the Distributor to sell shares of the Funds or by contacting the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. Brokers may charge transaction fees for the exchange of Fund shares, depending on your arrangement with the broker.

Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a Fund's portfolio by its Sub-Adviser, increase portfolio transaction costs, and have a negative effect on a Fund's long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, the Sub-Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve a Fund's investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can reduce a Fund's performance.

Because of the potential harm to a Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and a redemption) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and restricted possibly from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what a Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that a Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of a Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that a Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

Each Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Funds' Board reserves the right to modify these or adopt additional policies and restrictions in the future.

How To Transfer Shares - If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s);
(3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed;
(4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of a Fund, you will receive a written confirmation. You will also receive a quarterly and year-end statement of your account and an Annual and a Semi-Annual Report.

Shareholder Communications - The Funds may eliminate duplicate mailings to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds at (800) 673-0550.

General - The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of a Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of a Fund. An order to purchase shares is not binding on, and may be rejected by, a Fund until it has been confirmed in writing by the applicable Fund and payment has been received.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of a Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of a Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the individual Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares or receive them in cash. Any long-term capital gains distributions are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of a Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, a Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

Each Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Funds' Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, their policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.


Rule 12b-1 Fees - The Board has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for Class P Shares (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, each Fund may finance from the assets of Class P Shares certain activities or expenses that are intended primarily to result in the sale of shares of Class P Shares. The Funds finance these distribution and service activities through payments made to the Funds' Distributor. The fee paid to the Funds' Distributor is computed on an annualized basis reflecting the average daily net assets, up to a maximum of 0.25% for Class P Shares. Because these fees are paid out of a Fund's Class P Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing - The Distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of a Fund.

                              FOR MORE INFORMATION


You will find more information about the Funds in the following documents:

The Funds' annual and semi-annual reports will contain more information about the Funds and a discussion of the market conditions and investment strategies that had a significant effect on a Fund's performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds' Statement of Additional Information (the "SAI") dated ______________, 2008, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports, including the annual and semi-annual reports, and other information regarding the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

Frantzen Growth and Income Fund
Institutional Shares

Frantzen Large Cap Growth Fund
Institutional Shares

Frantzen Small Cap Growth Fund
Institutional Shares

                   Prospectus dated ______________ __, 2008

This prospectus describes the Frantzen Growth and Income Fund, the Frantzen Large Cap Growth Fund and the Frantzen Small Cap Growth Fund, each a series of shares offered by World Funds Trust. A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. Each Fund is authorized to offer four classes of shares, one of which, Institutional Shares, is offered to qualifying investors by this prospectus. Class A Shares, Class P Shares and Class C Shares are offered by separate prospectuses. To obtain a prospectus for those shares, please call
(800) 673-0550.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS


                                                          PAGE

Frantzen Growth and Income Fund..............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
Frantzen Large Cap Growth Fund...............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
Frantzen Small Cap Growth Fund...............................x
   Fund Investment Objective.................................x
   Principal Investment Strategies...........................x
   Principal Risks...........................................x
   Performance Information...................................x
   Fees and Expenses.........................................x
More Information About Risk..................................x
More Information About Fund Investments......................x
Information About Portfolio Holdings.........................x
Management...................................................x
Shareholder Information......................................x
Purchasing Shares............................................x
Redeeming Shares.............................................x
Additional Information.......................................x
Distributions and Taxes......................................x
Distribution Arrangements....................................x
For More Information.........................................x

Frantzen Growth and Income Fund

                              INVESTMENT OBJECTIVE

The Frantzen Growth and Income Fund (the Fund) seeks to achieve capital appreciation with a secondary emphasis on income. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

The Fund invests primarily in equity securities or securities convertible into equity securities of U.S. companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation. Although the Fund may invest in securities of companies of any capitalization range, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the Sub-Adviser believes such companies offer attractive investment opportunities.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation or income through dividends. The Sub-Adviser may also acquire securities having a mix of these characteristics. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Market Capitalization Risk - Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, to the extent that the Fund is invested more heavily in small-capitalization and/or medium-capitalization stocks, it may be more volatile than, and to fluctuate independently of, broad based stock market indices.

Although the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small or medium market capitalization companies and the Fund's share price changes may become more substantial. The stocks of small or medium market capitalization companies may be more volatile and speculative than the stocks of large market capitalization companies. Smaller and medium market capitalization companies tend to have more limited resources, product, and market share and are dependent on a smaller management group than large market capitalization companies. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                    Institutional
                                                    Shares

Maximum Sales Charge (Load) Imposed on Purchases          None
Maximum Deferred Sales Charge (Load)                      None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                               None
Redemption Fees(1)                                        None
Exchange Fees(2)                                          None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                           0.90%
Distribution (12b-1) Fees                                 None
Other Expenses(3)                                        0.39%
Total Annual Fund Operating Expenses(4)                  1.29%

  (1) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

  (2) A shareholder may be charged a $10 fee for each telephone exchange.

  (3) "Other Expenses" include, among other expenses, administrative, shareholder servicing, custody and transfer agency fees and are based on estimates for the current fiscal year.

  (4) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.29% of the Fund's Institutional Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.29% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                                   1 Year               3 Years

Institutional Shares                $131                 $409

Frantzen Large Cap Growth Fund

                              INVESTMENT OBJECTIVE

The Frantzen Large Cap Growth Fund (the "Fund") seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations equal to or greater than $5 billion ("large-cap companies") at the time of purchase. This investment policy may be changed by the Board upon sixty (60) days' prior written notice to shareholders. The Fund invests primarily in equity securities or securities convertible into equity securities of large-cap companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation using quantitative fundamental and technical analysis. The fundamental factors considered include a security's growth of earnings per share and return on equity, debt to equity ratio, reinvestment rate and price/earnings ratio. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.


                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


Shareholder Transaction Fees (fees paid directly from your investment)

                                                    Institutional
                                                    Shares

Maximum Sales Charge (Load) Imposed on Purchases          None
Maximum Deferred Sales Charge (Load)                      None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                               None
Redemption Fees(1)                                        None
Exchange Fees(2)                                          None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                           0.90%
Distribution (12b-1) Fees                                 None
Other Expenses(3)                                        0.39%
Total Annual Fund Operating Expenses(4)                  1.29%

  (1) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

  (2) A shareholder may be charged a $10 fee for each telephone exchange.

  (3) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees and are based on estimates for the current fiscal year.

  (4) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.29% of the Fund's Institutional Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.29% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                                      1 Year               3 Years

Institutional Shares                  $131                  $409

Frantzen Small Cap Growth Fund

                              INVESTMENT OBJECTIVE

The Frantzen Small Cap Growth Fund (the "Fund") seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations between $250 million and $2.5 billion ("small-cap companies") at the time of purchase. This investment policy may be changed by the Board upon sixty (60) days' prior written notice to shareholders. The Fund invests primarily in equity securities or securities convertible into equity securities of small-cap companies that Frantzen Capital Management, Inc. (the "Sub-Adviser") believes have the potential for capital appreciation.

The Sub-Adviser employs a fundamental, bottom-up, disciplined security evaluation process to identify stocks for inclusion in the Fund. Fundamental, bottom-up research discipline combines fundamental and qualitative assessments with momentum indicators. The Sub-Adviser screens a broad universe of companies and selects securities it believes present the potential for capital appreciation using quantitative fundamental and technical analysis. The fundamental factors considered include a security's growth of earnings per share and return on equity, debt to equity ratio, reinvestment rate and price/earnings ratio. Emphasis is placed on those companies the Sub-Adviser believes are most likely to prosper under various economic conditions.

When selecting portfolio securities, the Sub-Adviser relies on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the company and its industry. Some industries may be more heavily "weighted" than others based on the Sub-Adviser's judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes to a specific security or to the stock markets generally. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

                                 PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Sub-Adviser will achieve the Fund's objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting an investment in the Fund are set forth below.

Market Risk - The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment Style Risk - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks, relative to their current earnings or assets, may be more expensive than value or other stocks. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Small-Capitalization Companies Risk - The Fund may be subject to the additional risks associated with investments in companies with small capital structures. Historically, stocks of small market capitalization companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (i) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and
(3) the greater sensitivity of small-cap companies to changing economic conditions. Also, these companies may (i) have relatively small revenues; (ii) have limited product lines or services; (iii) lack depth of management; (iv) lack the ability to obtain funds necessary for growth; and (v) feature products or services for which a market does not yet exist and/or may never be established. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in more limited volume, making them potentially less liquid. The prices of stocks of small-cap companies may fall regardless of trends in the broader market and may be more volatile and speculative than the stocks of large-cap companies. Besides being more volatile than the stock prices of mid- or large-cap companies, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in stocks of large-cap companies. Further, stocks of small-cap companies tend to trade at a lower volume than those of larger capitalization companies.

Stock Selection Risk - Like all actively managed funds, there is a risk that the Sub-Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising or decline in value more than the market when the market is falling and may therefore fail to meet the Fund's investment objective. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

                               PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

                                                    Institutional
                                                    Shares

Maximum Sales Charge (Load) Imposed on Purchases          None
Maximum Deferred Sales Charge (Load)                      None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                               None
Redemption Fees(1)                                        None
Exchange Fees(2)                                          None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                           1.10%
Distribution (12b-1) Fees                                 None
Other Expenses(3)                                        0.39%
Total Annual Fund Operating Expenses(4)                  1.49%

  (1) A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

  (2) A shareholder may be charged a $10 fee for each telephone exchange.

  (3) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees and are based on estimates for the current fiscal year.

  (4) In the interest of limiting expenses of the Fund, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.49% of the Fund's Institutional Shares' average daily net assets for the first three years following commencement of operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.49% to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:


                                       1 Year               3 Years

Institutional Shares                   $152                  $471


                           MORE INFORMATION ABOUT RISK

The Funds are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests the money in securities.

The Funds have investment goals and strategies for reaching these goals. The Sub-Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goals. Still, investing in the Funds involves risk and there is no guarantee that any Fund will achieve its goals. The judgments of the Sub-Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's NAV to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

                   MORE INFORMATION ABOUT FUND INVESTMENTS

While each Fund intends to remain substantially invested in equity securities and securities convertible into equity securities, a Fund may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Temporary Defensive Positions - The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. When the Sub-Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. government securities (such as bills, notes, or bonds of the U.S. government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is may not achieve its stated investment objective. The Sub-Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

Portfolio Turnover - Each Fund may engage in active and frequent trading of its portfolio securities. The Frantzen Growth and Income Fund presently anticipates that its annualized portfolio turnover rate will not exceed 100%. The Frantzen Large Cap Growth Fund and the Frantzen Small Cap Growth Fund each presently anticipates that its annualized portfolio turnover rate will typically exceed 100%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund's shareholders.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is also available in the Funds' SAI.

                                   MANAGEMENT

The Trust - The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Trust has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Management - Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Frantzen Capital Management, Inc., Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, FL 33602, and has delegated investment discretion over the Fund to the Sub-Adviser.

The Adviser oversees the Sub-Adviser to ensure it complies with the investment policies and guidelines of the Funds, and monitors the Sub-Adviser's adherence to its investment style. In addition, the Adviser periodically assesses the Funds' investment policies and recommends changes regarding the Funds' policies to the Board where appropriate. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.90% of the Frantzen Growth and Income Fund and Frantzen Large Cap Growth
Fund's average daily net assets, and 1.10% of the Frantzen Small Cap Growth Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.29% of the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund's Institutional Shares' average daily net assets and 1.49% of the Frantzen Small Cap Growth Fund's Institutional Shares' average daily net assets for the first three years following commencement of each Fund's operations. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and 1.29% for the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 1.49% for the Frantzen Small Cap Growth Fund to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds, manages the investment and reinvestment of the assets of each Fund, continuously reviews, supervises and administers the investment program of each Fund, determines in its discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. The Adviser, from its advisory fee, pays the Sub-Adviser 0.45% of the advisory fee received from the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 0.55% of the advisory fee received from the Frantzen Small Cap Growth Fund.

A discussion regarding the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Funds' Semi-Annual Report to Shareholders dated January 31, 2009.

Portfolio Managers. Michael Via, Blair Frantzen and Eric Frantzen are the portfolio managers (the "Portfolio Managers") of the Fund.

Mr. Via is the President, Chief Investment Officer and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub-Adviser. Mr. Via has been with the Sub-Adviser since July 2004. Prior to joining the Sub-Adviser, Mr. Via was employed by Anderson & Strudwick, Inc. from 1984 until 2004.

Mr. Blair Frantzen is Managing Director and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub-Adviser. Mr. Blair Frantzen has been with the Sub-Adviser since September 2003.

Mr. Eric Frantzen is Chief Executive Officer and a Portfolio Manager of Frantzen Capital Management, Inc., the Fund's Sub- Adviser. Mr. Eric Frantzen has been with the Sub-Adviser since its formation in September 2002.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

Each Fund's share price, called the NAV per share, is determined, and shares are priced, as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Funds are informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Institutional Shares' NAV per share is computed by adding the total value of each Fund's investments and other assets attributable to its Institutional Shares, subtracting any liabilities attributable to Institutional Shares, and then dividing by the total number of Institutional Shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of each Fund, the NAV of various classes of each Fund may vary.

Institutional Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price for Institutional Shares is equal to the NAV. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The securities of each Fund are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of each Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Share Class Alternatives - Each Fund is currently authorized to offer investors four different classes of shares; only Institutional Shares are offered by this prospectus. Additional information concerning each Fund's Class A Shares, Class C Shares or Class P Shares may be obtained by reading a copy of the applicable prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

                                PURCHASING SHARES

You may purchase Institutional Shares through brokers or dealers who are authorized by First Dominion Capital Corp. (the "Distributor") to sell shares. Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker. You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Brokers or dealers who offer Institutional Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, brokers or dealers may charge transaction fees or set different minimum investment amounts. They may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their broker or dealer regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different.

Customer Identification Program - Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

o Name;
o Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Public Offering Price - When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price for Institutional Shares is equal to the applicable Fund's NAV. The Trust reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Minimum Investments - The minimum initial investment for Institutional Shares of each Fund is $100,000. Subsequent investments must be in amounts of $10,000 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Commonwealth Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the applicable Fund. Please be sure to specify which class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the applicable Fund's records. You will not have access to your shares until the applicable Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem Institutional Shares at any time and in any amount by mail or telephone. You may also redeem Fund shares through authorized broker-dealers. Brokers may charge transaction fees for the sale of Fund shares, depending on your arrangement with the broker.

For your protection, the Transfer Agent will not redeem your Institutional Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

Your shares will be redeemed at the net asset value per share next determined after receipt of a redemption request in good order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Trust may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

Delivery of the proceeds of a redemption of Institutional Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until a completed account application for the account is received to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

Frantzen Funds
8730 Stony Point Parkway, Suite 205
Richmond, VA  23235

Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Funds at (800) 673-0550 or the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help to protect you and the Trust from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration;
(2) all requests to transfer the registration of shares to another owner; and,
(3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Automatic Investment Plan - Existing shareholders who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your Fund shares for the shares of the same class of certain other funds having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. You may exchange Fund shares by calling the Funds at (800) 673-0550 or the Transfer Agent at (800) 628-4077. Your account may be charged $10 for a telephone exchange. You may also exchange Fund shares by contacting any broker authorized by the Distributor to sell shares of the Funds or by contacting the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. Brokers may charge transaction fees for the exchange of Fund shares, depending on your arrangement with the broker.

Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a Fund's portfolio by its Sub-Adviser, increase portfolio transaction costs, and have a negative effect on a Fund's long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, the Sub-Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve a Fund's investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can reduce a Fund's performance.

Because of the potential harm to a Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and a redemption) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and restricted possibly from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what a Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that a Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of a Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that a Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

Each Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Funds' Board reserves the right to modify these or adopt additional policies and restrictions in the future.

How To Transfer Shares - If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s);
(3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed;
(4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of a Fund, you will receive a written confirmation. You will also receive a quarterly and year-end statement of your account and an Annual and a Semi-Annual Report.

Shareholder Communications - The Funds may eliminate duplicate mailings to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds at (800) 673-0550.

General - The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of a Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of a Fund. An order to purchase shares is not binding on, and may be rejected by, a Fund until it has been confirmed in writing by the applicable Fund and payment has been received.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of a Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of a Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the individual Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares or receive them in cash. Any long-term capital gains distributions are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of a Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, a Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

Each Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Funds' Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, their policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

Shareholder Servicing - The Distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of a Fund.

                              FOR MORE INFORMATION


You will find more information about the Funds in the following documents:

The Funds' annual and semi-annual reports will contain more information about the Funds and a discussion of the market conditions and investment strategies that had a significant effect on a Fund's performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds' Statement of Additional Information (the "SAI") dated ______________, 2008, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports, including the annual and semi-annual reports, and other information regarding the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

                                WORLD FUNDS TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 673-0550


                       STATEMENT OF ADDITIONAL INFORMATION

                         Frantzen Growth and Income Fund
                         Frantzen Large Cap Growth Fund
                         Frantzen Small Cap Growth Fund

                    each, a series of the WORLD FUNDS TRUST

                               Investment Adviser:
                      Commonwealth Capital Management, LLC

                             Investment Sub-Adviser:
                        Frantzen Capital Management, Inc.



                               ____________, 2008


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses dated __________ __, 2008 of the Frantzen Growth and Income Fund (the "Growth and Income Fund"), the Frantzen Large Cap Growth Fund (the "Large Cap Fund") and the Frantzen Small Cap Growth Fund (the "Small Cap Fund") (each a "Fund" and collectively the "Funds"), as listed below, as they may be supplemented or revised from time to time.

This SAI is incorporated by reference into the Funds' prospectuses. You may obtain the prospectuses of the Funds, free of charge, by writing to World Funds Trust (the "Trust"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 673-0550.

Current prospectuses:

o     Class A Shares;
o     Class C Shares;
o     Class P Shares ("Platform Shares"); and
o     Institutional Shares

                                TABLE OF CONTENTS



THE TRUST..............................................................3
---------

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES........3
---------------------------------------------------------------

DESCRIPTION OF PERMITTED INVESTMENTS...................................4
------------------------------------

INVESTMENT LIMITATIONS................................................18
----------------------

INVESTMENT ADVISER AND SUB-ADVISER....................................20
----------------------------------

PORTFOLIO MANAGERS....................................................21
------------------

SERVICE PROVIDERS.....................................................22
-----------------

TRUSTEES & OFFICERS OF THE TRUST......................................24
--------------------------------

DETERMINATION OF NET ASSET VALUE......................................29
--------------------------------

DISTRIBUTION..........................................................30
------------

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES......................33
------------------------------------------------

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES.......................35
-----------------------------------------------

SHAREHOLDER SERVICES..................................................35
--------------------

TAXES ................................................................36

BROKERAGE ALLOCATION AND OTHER PRACTICES..............................40
----------------------------------------

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS...........................42
-------------------------------------------

DESCRIPTION OF SHARES.................................................44
---------------------

PROXY VOTING..........................................................45
------------

CODES OF ETHICS.......................................................45
---------------

FINANCIAL INFORMATION.................................................46
---------------------

APPENDIX A - RATINGS...................................................1
--------------------

APPENDIX B - PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES.1
----------------------------------------------------------------------

                                    THE TRUST

General. World Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund". The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

The Funds. This SAI relates to the prospectuses for the Growth and Income Fund, the Large Cap Fund and the Small Cap Fund and should be read in conjunction with the applicable prospectus. This SAI is incorporated by reference into the Funds' prospectuses. No investment in shares should be made without reading the applicable prospectus. Each Fund is a separate investment portfolio or series of the Trust.

Description of Multiple Classes of Shares. The Trust is authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee; Class C Shares imposing no front-end sales charge, imposing a deferred sales charge of 2.00% if shares are redeemed within two years after purchase and charging a 1.00% 12b-1 and service fee; Institutional Shares, imposing no front-end sales charge and not charging 12b-1 fees; and Platform Shares, imposing no front-end sales charge and charging a 0.25% 12b-1 fee.

        ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective and principal investment strategies are described in the prospectuses. Each Fund is a "diversified" series as that term is defined in the 1940 Act. The following information supplements, and should be read in conjunction with, the prospectuses. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Each Fund's Sub-Adviser makes purchases and sales for a Fund's portfolio whenever necessary, in the Sub-Adviser's opinion, to meet a Fund's objective. The Sub-Adviser anticipates that the average annual portfolio turnover rate of the Large Cap Fund and the Small Cap Fund will be over 100%. The Sub-Adviser anticipates that the average annual portfolio turnover rate of the Growth and Income Fund will be less than 100%.

                      DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in a Fund's prospectus. In seeking to meet its investment objective, a Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

Common Stocks - Each Fund may invest in common stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

Preferred Stock - Each Fund may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the Treasury bill rate or other money market rates.

Convertible Securities - Each Fund may invest in convertible securities and considers such securities to be "equity securities" for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, a Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants - Each Fund may invest in warrants and considers such securities to be "equity securities" for purposes of its investment strategies. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Illiquid Securities - Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which a Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities - Each Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. Each Fund may invest in high quality money market instruments and repurchase agreements. Such securities include obligations of governments, instrumentalities and corporations. The high quality money market securities in which a Fund may invest will be rated at the time of purchase in the top two ratings categories by Moody's Investors Service, Inc. ("Moody's"), or by Standard & Poor's Rating Group ("S&P"), or will be determined to be of equivalent quality by each Fund's Sub-Adviser.

Debentures - Each Fund may invest in debentures, which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Strategic Transactions - Each Fund may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Options - Each Fund may purchase and sell options as described herein.

Put and Call Options - A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving a Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when a Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument.

When writing a covered call option, a Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by a Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which a Fund's net asset value ("NAV") per share is computed (currently, the close of regular trading on the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by a Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which a Fund's NAV per share is computed, or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

A Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security.

Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. A Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by a Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days.

Although not required to do so, each Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option.

As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, a Fund's investment Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U.S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Fund and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase a Fund's income. The sale of put options can also provide income.

Each Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, and corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U.S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. A Fund may purchase and sell call options on currencies. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not a Fund holds the above securities in its portfolio), and futures contracts. A Fund may not purchase or sell futures contracts on individual corporate debt securities. A Fund may purchase and sell put options on currencies. A Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

Options on Securities Indices and Other Financial Indices - Each Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, a Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.

The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures - Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect a Fund from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, a Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, a Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require a Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. Each Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

Each Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions - Each Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by a Fund's investment Sub-Adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaging in proxy hedging (see "Proxy Hedging," below). If a Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to a Fund's principal business of investing in stock or securities (or options and futures thereon), resulting in gains there from not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges a Fund has entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

Each Fund's dealing in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging - Transaction Hedging occurs when a Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of a Fund's portfolio securities or the receipt of income there from.

Each Fund may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions

Position Hedging - Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. Each Fund may use position hedging when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. Each Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Each Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Cross Hedging - Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or expects to have portfolio exposure.

Proxy Hedging - To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and buying U.S. dollars. The amount of the contract would not exceed the value of a Fund's securities denominated in linked currencies. For example, if the investment Sub-Adviser considers that the Swedish krona is linked to the euro, a Fund holds securities denominated in Swedish krona and the investment Sub-Adviser believes that the value of Swedish krona will decline against the U.S. dollar, the investment Sub-Adviser may enter into a contract to sell euros and buy U.S. dollars.

Combined Transactions - Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the investment Sub-Adviser believes that it is in a Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment Sub-Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Eurocurrency Instruments - Each Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Segregated and Other Special Accounts - In addition to other requirements, many transactions require a Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require a Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require a Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by a Fund requires a Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid securities denominated in that currency equal to a Fund's obligations or to segregate liquid high grade assets equal to the amount of a Fund's obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by a Fund generally settle with physical delivery, and a Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating assets, if a Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations.

If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts - Each Fund may invest in Depositary Receipts. American Depositary Receipts ("ADRs") are receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. Each Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the United States. A Fund may also invest in EDRs, GDRs and RDCs. EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the United States.

U.S. Government Securities - Each Fund may invest in U.S. government securities. The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. government agencies or U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U S. government is a government agency organized under Federal charter with government supervision.

Repurchase Agreements - As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements that are collateralized by U.S. government securities. Each Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which a Fund invests. Under a repurchase agreement, a Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by a Fund. A Fund's investment Sub-Adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, a Fund's right to dispose of the securities held as collateral may be impaired and a Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Initial Public Offerings ("IPOs") - Each Fund may invest in IPOs. IPOs occur when a firm offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to a Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to a Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a Fund's performance when a Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when a Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on a Fund's performance.

There can be no assurance that IPOs will continue to be available for a Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for a Fund to realize a profit.

Other Investment Companies - Each Fund may invest in other investment companies. An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Fund invests in other investment companies, shareholders of a Fund bear their proportionate share of the underlying investment companies' fees and expenses.

Exchange-Traded Funds ("ETFs") - Each Fund may invest in ETFs. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETF's also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, a Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when a Fund invests in ETF's, shareholders of a Fund bear their proportionate share of the underlying ETF's fees and expenses.

Securities Loans - Each Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. A Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

                             INVESTMENT LIMITATIONS

Fundamental Investment Policies and Restrictions - The following investment limitations are fundamental policies of the Funds that cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less. Each Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies - In addition to each Fund's investment objective(s), the following investment limitations of each Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

No Fund may:

1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Further,

|X| Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-cap companies.

|X| Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies.

                       INVESTMENT ADVISER AND SUB-ADVISER

Adviser - Commonwealth Capital Management, LLC ("CCM" or the "Adviser"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is each Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately held limited liability company. Mr. John Pasco, III is President and sole owner of the Adviser and other entities providing comprehensive services to mutual fund clients.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser oversees the Sub-Adviser to ensure the Sub-Adviser's compliance with the investment policies and guidelines of the Funds, and monitors the Sub-Adviser's adherence to its investment style. In addition, the Adviser periodically assesses the Funds' investment policies and recommends changes regarding the Funds' policies to the Board where appropriate. The continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Growth and Income Fund and the Large Cap Fund, and 1.10% of the average daily net assets of the Small Cap Fund. The Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses and extraordinary expenses) from exceeding the ratios following levels for the first three years following commencement of operations of the applicable fund or class. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the amounts listed below to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

     -----------------------------------------------------------
                          Class   Class C   Class P  Institutional
     Fund                 A        Shares    Shares    Class
                          Shares
     -----------------------------------------------------------
     -----------------------------------------------------------
     Growth and Income     1.54%    2.29%    1.54%     1.29%
     Fund
     -----------------------------------------------------------
     -----------------------------------------------------------
     Large Cap Growth      1.54%    2.29%    1.54%     1.29%
     Fund
     -----------------------------------------------------------
     -----------------------------------------------------------
     Small Cap Growth      1.74%    2.49%    1.74%     1.49%
     Fund
     -----------------------------------------------------------

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for a Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Sub-Adviser - The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Frantzen Capital Management. Inc located at Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, Florida 33602 (the "Sub-Adviser").

Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds, manages the investment and reinvestment of the assets of each Fund, continuously reviews, supervises and administers the investment program of each Fund, determines in its discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

For the services provided pursuant to the Sub-Advisory Agreement, the Adviser, from its advisory fee, pays the Sub-Adviser 0.45% of the advisory fee received from the Frantzen Growth and Income Fund and Frantzen Large Cap Growth Fund and 0.55% of the advisory fee received from the Frantzen Small Cap Growth Fund.

                               PORTFOLIO MANAGERS

Portfolio Managers - As described in the prospectus, Michael Via, Blair Frantzen and Eric Frantzen serve as the Portfolio Managers responsible for the day-to-day investment management of the Funds. This section includes information about the Portfolio Managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. Note that 1 of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of August 31, 2008.

---------------------------------------------------------------------------
    Name          Registered         Other Pooled        Other Accounts
             Investment Companies Investment Vehicles
---------------------------------------------------------------------------
---------------------------------------------------------------------------
             Number    Total      Number    Total     Number    Total
             of                   of                  of
             Accounts    Assets   Accounts   Assets   Accounts    Assets
---------------------------------------------------------------------------
Michael Via      0       $0.00       135      $37.4       1       $7.95
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Blair            0       $0.00       135      $37.4       1       $7.95
Frantzen
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eric             0       $0.00       135      $37.4       1       $7.95
Frantzen
---------------------------------------------------------------------------

Conflicts of Interests - The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation - For their services, the Portfolio Managers each receive a fixed annual salary plus a discretionary bonus determined by the Sub-Adviser's management committee. The Portfolio Managers do not receive compensation that is based upon the Funds', any separate account strategy, partnership or any other commingled account's, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Sub-Adviser for their services as Portfolio Managers. The Portfolio Managers receive salaries from the Sub-Adviser. Additionally each is a shareholder of Frantzen Capital Management. As shareholders of Frantzen Capital Management, the Portfolio Managers each entitled to share in any dividends or appreciation of the Frantzen Capital Management company's stock.

Fund Shares Owned by Portfolio Managers - Each Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. Because the Funds are new, as of the date of this SAI, none of the Portfolio Managers beneficially own shares of a Fund.

                                SERVICE PROVIDERS

Administrator - Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of each Fund. CSS supervises all aspects of the operation of each Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for each Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.10% on the first $100 million of average daily net assets of each Fund; and 0.07% on the average daily net assets of each Fund in excess of $100 million subject to minimum amounts. CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For compliance services related to the administration, transfer agency and underwriting services provided to the funds, CSS shall be paid monthly at the annual rate of $12,000 per fund on funds with assets ranging from $0.00 million to $50 million; $18,000 per fund on funds with assets greater than $50 million but less than $250 million; and $24,000 on assets greater than $250 million. CSS reserves the right to waive this fee.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of each Fund's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of a Fund's assets outside of the United States of America. The Delegate shall place and maintain a Fund's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that a Fund's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 acts as the accounting services agent of the Funds. As the accounting services agent of each Fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to each Fund's business. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly on the average daily net assets of each Fund, against a minimum fee plus out-of-pocket expenses.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Trust, Commonwealth Fund Services, Inc. ("CFSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. CFSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

CFSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. CFSI is responsible for processing orders and payments for share purchases. CFSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

Principal Underwriter - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of each Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of each Fund's shares is continuous. The Distributor is entitled to a portion of the front-end sales charge on the sale of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the applicable prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the applicable prospectus and this SAI.

Independent Registered Public Accounting Firm - The Trust's independent registered public accounting firm, Cohen Fund Audit Services, Ltd., audits the Trust's annual financial statements, assists in the preparation of certain reports to the SEC and prepares the Trust's tax returns. Cohen Fund Audit Services, Ltd. is located at 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145-1524.

                        TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers - The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to each Fund and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk(*).

INTERESTED TRUSTEES

-------------------------------------------------------------------------
Name, Address &     Position(s) Held with  Term of Office Number of
                     the Trust              & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth                                             Trustee
-------------------------------------------------------------------------
Franklin A. Trice,    Interested Trustee,    Indefinite.        5
III*                                        ince January,
                                                2008
8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235

1963                  Chairman, President  S
-------------------------------------------------------------------------
                    Principal Occupation During Past Five Other
                    Years                                 Directorships
                                                          Held by
                                                          Trustee
-------------------------------------------------------------------------
                                                          Diamond
                                                          Portfolio
                                                          Investment
                                                          Trust
-------------------------------------------------------------------------

NON-INTERESTED (INDEPENDENT)TRUSTEES

-------------------------------------------------------------------------
Name, Address &     Position(s) Held with  Term of Office Number of
                    the Trust              & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth                                             Trustee
-------------------------------------------------------------------------
Robert R. Burke       Independent Trustee    Indefinite.        5

8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235
                                             Since June,
1961                                            2008
-------------------------------------------------------------------------
                    Principal Occupation During Past Five Other
                    Years                                 Directorships
                                                          Held by
                                                          Trustee
-------------------------------------------------------------------------

-------------------------------------------------------------------------


-------------------------------------------------------------------------
Name, Address &     Position(s) Held with  Term of Office Number of
                    the Trust              & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth                                             Trustee
-------------------------------------------------------------------------
J. Gordon McKinley, Independent Trustee Indefinite. 5 III

8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235
                                             Since June,
1963                                            2008
-------------------------------------------------------------------------
                    Principal Occupation During Past Five Other
                    Years                                 Directorships
                                                          Held by
                                                          Trustee
-------------------------------------------------------------------------
                    Regional   Sales   Manager,    NephronNone
                    Pharmaceuticals   Corp.,   VA,   since
                    2007.    Vice    President,     Sales,
                    Tredegar Trust  Company,  from 2003 to
                    2007. Vice  President,  Trusco Capital
                    Management,  1997  to  2003.  B.A.  In
                    English,  Virginia Military  Institute
                    (1986)
-------------------------------------------------------------------------


OFFICERS WHO ARE NOT ALSO TRUSTEES:

-------------------------------------------------------------------------
Name, Address &    Position(s) Held with   Term of Office Number of
                   the Trust               & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth                                             Officer
-------------------------------------------------------------------------
Karen M. Shupe            Treasurer          Indefinite.        5

8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235
                                             Since June,
1964                                            2008
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                   Principal Occupation During Past Five  Other
                   Years                                  Directorships
                                                          Held by
                                                          Officer
-------------------------------------------------------------------------
                   Executive Vice President of                 None
                   Administration and Accounting,
                   Commonwealth Shareholder Services,
                   since 2003.  Financial Reporting
                   Manager, Commonwealth Shareholder
                   Services, Inc. from 2001 to 2003.
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Name, Address &    Position(s) Held with   Term of Office Number of
                   the Trust               & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth                                             Officer
-------------------------------------------------------------------------
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Julia J. Gibbs            Secretary          Indefinite.        5

8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235
                                             Since June,
1980                                            2008
-------------------------------------------------------------------------
                   Principal Occupation During Past Five  Other
                   Years                                  Directorships
                                                          Held by
                                                          Officer
-------------------------------------------------------------------------
                   Managing Director of Client Services,       None
                   since 2004. Marketing Associate from
                   2002 to 2004
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Name, Address &    Position(s) Held with   Term of Office Number of
                   the Trust               & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth                                             Trustee
-------------------------------------------------------------------------
David D. Jones,    Chief Compliance Officer  Indefinite.        2
Esq.

719 Sawdust Road,
Suite 113
The Woodlands, TX
77380
                                             Since June,
1957                                            2008
-------------------------------------------------------------------------
                   Principal Occupation During Past Five  Other
                   Years                                  Directorships
                                                          Held by
                                                          Officer
-------------------------------------------------------------------------
                   Managing Member, Drake Compliance,     Penn Street
                   LLC, a regulatory consulting firm,     Funds, Inc.
                   since 2004.  Principal Attorney, David
                   Jones & Assoc., P.C., a law firm,
                   since 1998.  B.A. In Economics from
                   the university of Texas at Austin-
                   1983.  Juris Doctorate (cum laude)from
                   St. Mary's Law School- 1994.
-------------------------------------------------------------------------

* Mr. Trice is an affiliate of the Adviser and therefore deemed to be an "interested" person of the Funds.

Each trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Messrs. Burke and McKinley. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board.

Trustee Compensation - Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The table below sets forth the anticipated compensation paid to each qualifying Trustee for the fiscal year which will end on July 31, 2009.

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                             Pension or                        Total
                             Retirement      Estimated     Compensation
             Aggregate        Benefits         Annual       From Trust
 Trustee   Compensation   Accrued as Part  Benefits Upon      Paid to
          From the Trust  of Fund Expenses   Retirement      Trustees
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Trice        None             None            None           None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Burke       $2,600            None            None          $2,600
--------------------------------------------------------------------------
--------------------------------------------------------------------------
McKinley      $2,600            None            None          $2,600
--------------------------------------------------------------------------

Trustee Ownership of Fund Shares - As of August 31, 2008, the Trustees owned the following aggregate amounts of Fund shares:

-----------------------------------------------------------------------
   Name      Dollar Range of Fund    Aggregate Dollar Range of Shares
                    Shares
                               (Fund) (All Funds)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Trice              None                          None
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-----------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------
  Burke              None                          None
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 McKinley            None                          None
-----------------------------------------------------------------------

Sales Loads - No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the adviser or the principal underwriter and by the members of their immediate families.

Policies Concerning Personal Investment Activities - The Funds, the Adviser, the Sub-Adviser and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Trust is required to disclose information concerning each Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the Sub-Adviser the responsibility for decisions regarding proxy voting for securities held by each Fund. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available
(1) without charge, upon request by calling (800) 673-0550; and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

The Funds had not commenced operations prior to the date of this SAI and therefore the Funds: (i) do not have any shareholders who beneficially own of record 5% or more of the outstanding shares of a Fund and (ii) the Trustees and officers of the Trust do not own any of a Fund's outstanding shares.

As of the date of this filing, the trustees and officers of the Trust as a group owned no Fund Share.


                        DETERMINATION OF NET ASSET VALUE

General Policy - The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Money Market Securities and other Debt Securities - If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Use of Third-Party Independent Pricing Agents - Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.


                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the applicable Fund's shares.

In connection with promotion of the sales of each Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Statement of Intention - The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Dealer Reallowances - Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

  -----------------------------------------------------------------
        Dealer Reallowance As a Percentage of Offering Price
  -----------------------------------------------------------------
  -----------------------------------------------------------------
               $50,000 $100,000 $250,000 $500,000
               but     but      but
   Less than   less    less     less    but less
    $50,000    than    than     than    than       $1,000,000 and
               $100,000$250,000 $500,000$1,000,000      over
  -----------------------------------------------------------------
  -----------------------------------------------------------------
     5.00%      3.75%   2.75%    2.00%    1.75%         None
  -----------------------------------------------------------------


Plan of Distribution - Each Fund has a Plan of Distribution or "12b-1 Plan" for its Class A Shares, Class C Shares and Platform Shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect. The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority rules concerning sales charges.

The 12b-1 Plan provides that each Fund will pay a fee to FDCC at an annual rate of 0.25% of the average daily net assets attributable to each Fund's outstanding Class A Shares or Platform Shares, as applicable, and at an annual rate of up to 1.00% of the average daily net assets attributable to each Fund's outstanding Class C Shares, in consideration for distribution and other services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of such Fund's shares. The fee is paid to FDCC as compensation for distribution-related activities.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of a Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Trust understands that Service Organizations may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Trust, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Fund shares.

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit each Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes' outstanding shares of such Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to each Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of a Fund, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

Shareholder Servicing Plan - Each Fund has adopted a shareholder service plan on behalf of it Class A Shares, Class C Shares, Institutional Shares and Platform Shares. Under a shareholder services plan, each Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and
8) furnishing investment advisory services.

Because each Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm's customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from a Fund and any compensation the authorized firm may receive directly from its clients.

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase shares of the Funds directly from the Distributor. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the NAV next determined after a Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the applicable Fund by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Each Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). Each Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - If you request the exchange of the total value of your account from one Fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new Fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, a Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is a Fund's general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Sub-Adviser believes that attractive investment opportunities (consistent with a Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of a Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. Each Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to a Fund or its shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by a Fund to the Financial Intermediary under each Fund's Rule 12b-1 Plan. For more information regarding a Fund's Rule 12b-1 Plan, please see "Distribution - Plan of Distribution."

                              SHAREHOLDER SERVICES

As described briefly in the applicable prospectus, the Funds offer the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions - You may redeem shares or transfer into another Fund by telephone if you request this service on your initial account application. If you do not elect this service at that time, you may do so at a later date by sending a written request and signature guarantee to the Transfer Agent.

The Trust employs reasonable procedures designed to confirm the authenticity of your telephone instructions and, if it does not, it may be liable for any losses caused by unauthorized or fraudulent transactions. As a result of this policy, a shareholder that authorizes telephone redemption bears the risk of losses, which may result from unauthorized or fraudulent transactions which the Trust believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions. The Trust has designed these questions to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Trust from unauthorized transactions.

Automatic Investment Plan - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into a Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Fund shares are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at (800) 673-0550. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege - Shareholders may exchange their shares for shares of any other series of the Trust, provided the shares of the fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

                                      TAXES

Distributions of Net Investment Income - Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by a Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

Distributions of Capital Gains - Each Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on a Fund.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by a Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, the year-end statement you receive from a Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. Each Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities - Each Fund may invest in complex securities, such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. Federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Information on the Tax Character of Distributions - Each Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

Election to be Taxed as a Regulated Investment Company - Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Funds intend to seek to qualify for, and elect to be treated as a Regulated Investment Company ("RIC") under the Code. As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains distributed to Fund shareholders.

Accordingly, a Fund must, among other requirements, receive at least 90% of a Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to a Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of a Fund's taxable year:
(a) at least 50% of the market value of a Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of a Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which a Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In addition, a Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders

Although the Funds intend to distribute substantially all of their net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

The Board reserves the right not to maintain the qualifications of the Funds as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Funds will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Funds' earnings and profits.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Trust, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because a Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in a Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions - Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser or Sub-Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser and Sub-Adviser believe that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

Brokerage Selection - The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser or Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser or Sub-Adviser. The Adviser or Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser or Sub-Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and
(3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Adviser believe that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser or Sub-Adviser under the Advisory Agreement or Sub-Advisory Agreement. Any advisory or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Adviser faces a potential conflict of interest, but the Adviser and Sub-Adviser believe that their allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Adviser with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates - A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the "1934 Act") and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of "Regular Broker-Dealers" - Each Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Because the Funds are new, the Funds did not hold any securities of "regular brokers and dealers" as of the most recent fiscal year end.

Allocation - When two or more clients managed by the Adviser or Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to a Fund. The Board believes that these advantages, when combined with the other benefits available because of the Adviser's and Sub-Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

                  DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of a Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and a Fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide a Fund's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for a Fund; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to a Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding a Fund's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Trust and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of a Fund's investment Adviser, Sub-Adviser, principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment Adviser, Sub-Adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, its investment Adviser, Sub-Adviser nor any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                              DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust's Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

Rule 18f-3 Plan - The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of a Fund represents an equal pro rata interest in such Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another fund.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser which in turn has delegated responsibility to the Sub-Adviser The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. The Funds' proxy voting record for the most recent fiscal year-end is available upon request by calling 1-800-673-0550 or by writing to the Funds at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Each Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Adviser, Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about a Fund by contacting a Fund directly at:

                        Frantzen Growth and Income Fund,
                       Frantzen Large Cap Growth Fund, or
                         Frantzen Small Cap Growth Fund
                              c/o World Funds Trust
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 673-0550
                             e-mail: mail@ccofva.com

                                                                      Appendix A


                              APPENDIX A - RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      - Leading market positions in well-established industries.

      - High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

           - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

           - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                                                      Appendix B


    APPENDIX B - PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES


I.    POLICY.

Frantzen Capital Management, Inc. (the "Sub-Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Sub-Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Sub-Adviser's clients have delegated to the Sub-Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Sub-Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its Advisory Agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Sub-Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Sub-Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Sub-Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.   PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Sub-Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Sub-Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES.

The Sub-Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Sub-Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Sub-Adviser makes an exception to the Guidelines.

                                                                      Appendix B
The Sub-Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A. Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Sub-Adviser's interests and a client's interest, including a mutual fund client, the Sub-Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Sub-Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Sub-Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Sub-Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Sub-Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Sub-Adviser will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Sub-Adviser to forward all proxy matters in which the Sub-Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Sub-Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Sub-Adviser will abstain from voting the securities held by that client's account.

The Sub-Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Sub-Adviser has determined that it is in the client's best interest, the Sub-Adviser will not vote proxies received. The following are certain circumstances where the Sub-Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Sub-Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Sub-Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Sub-Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Sub-Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Sub-Adviser may abstain from voting a client's proxies. The Sub-Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Sub-Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Sub-Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Sub-Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Sub-Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV. RECORD KEEPING.

In accordance with Rule 204-2 under the Sub-Advisers Act, the Sub-Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Sub-Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Sub-Adviser to any written or oral client request for proxy voting information;
(vi) any documents prepared by the Sub-Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and
(vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Sub-Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Sub-Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Sub-Adviser voted proxies with respect to the clients' portfolio securities. The Sub-Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Sub-Adviser.

The Sub-Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Sub-Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o     the name of the issuer of the portfolio security;
o     the exchange ticker symbol of the portfolio security(1);
o     the CUSIP number of the portfolio security(1);
o     the shareholder meeting date;
o     a brief description of the matter voted on;
o     whether   the   matter   was   put   forward   by   the   issuer   or   a
      shareholder;
o     whether the mutual fund voted;
o     how the mutual fund cast its vote; and
o     whether  the  mutual  fund  cast  its  vote  for  or  against management.

V.    GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

The Sub-Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2. Providing cumulative voting rights.

B. Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2. Date and place of annual meeting.

3. Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Sub-Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6. Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Sub-Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9. Employee Stock Purchase Plans.

10. Establish 40 1(k) Plans.

C. Case-By-Case.

The Sub-Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1. Pay directors solely in stock;

2. Eliminate director's mandatory retirement policy;

3. Rotate annual meeting location or date;

4. Changes in the state of incorporation;

5. Social and corporate responsibility issues;

6. Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D. Investment Company Issues.

From time to time the Sub-Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1. Elect directors or trustees;

2. Ratify or approve independent accountants;

3. Approve a new investment Sub-Adviser or sub-Sub-Adviser;

4. Approve a change to an investment advisory fee;

5. Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7. Approve a change in the state of incorporation; and

8. Approve a plan of reorganization or merger.

The Sub-Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment Sub-Adviser or sub-Sub-Adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Sub-Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
[GRAPHIC OMITTED]
                                                                      Appendix B

(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

                                     PART C

Item 23.   Exhibits

(a) Articles of Incorporation.

     1. Certificate of Trust and Declaration of Trust dated April 9, 2007, as amended June 23, 2008 is incorporated herein by reference to Exhibit No. EX99a-1 of Pre-effective Amendment No. 3 ("PEA No. 3") to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172)as filed with the U.S. Securities and Exchange Commission (the "SEC") on August 28, 2008.

      2. Certificate of Amendment to the Certificate of Trust dated January 7, 2008 is incorporated herein by reference to Exhibit No. EX99a-2 of Pre-effective Amendment No. 1 ("PEA No. 1") to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172)as filed with the U.S. Securities and Exchange Commission (the "SEC") on July 8, 2008.


(b) By-laws.

      The By-laws of the Registrant are incorporated herein by reference to Exhibit No. EX99b of PEA No. 1.

(c) Instruments Defining rights of Security Holders.

      Not applicable

(d) Investment Advisory Contracts.

     1. Investment Advisory Agreement between Commonwealth Capital Management, LLC ("CCM, LLC") and the Registrant, with respect to the Commonwealth Small Cap Fund is incorporated herein by reference to Exhibit No. EX99d-1 PEA No. 3.

     2.  Form  of  Sub-Advisory   Agreement  between  CCM,  LLC  and  Investment
Management of Virginia, LLC, with respect to the Commonwealth Small Cap Fund is incorporated herein by reference to Exhibit No. EX99d-2 of PEA No. 1.

     3. Form of Investment Advisory Agreement between CCM, LLC and the Registrant, with respect to the Commonwealth Quantitative Fund is incorporated herein by reference to Exhibit No. EX99d-3 of PEA No. 1.

     4. FORM OF: Investment Advisory Agreement between CCM, LLC and the Registrant, with respect to the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund is filed herewith.

     5. FORM OF: Sub-Advisory Agreement between CCM, LLC and Frantzen Capital Management, Inc., with respect to the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund is filed herewith.

(e) Underwriting Contracts.

     1.  Principal   Underwriting   Agreement  between  First  Dominion  Capital
Corporation  and the Registrant is  filed herewith.

(f) Bonus of Profit Sharing Contracts.

      Not applicable

(g) Custodian Agreements.

     1. Custody Agreement between UMB Bank and the Registrant is incorporated herein by reference to Exhibit No. EX99d-1 PEA No. 3.


(h) Other Material Contracts.

      1. Administrative Services.

      (a) Administration Services Agreement between Commonwealth Shareholder Services, Inc. and the Registrant is filed herewith.


      2. Transfer Agent.

      (a) Transfer Agency and Services Agreement between Commonwealth Fund Services, Inc. and the Registrant is filed herewith.

      3. Fund Accounting.

      (a) Accounting Services Agreement between Commonwealth Fund Accounting, Inc. and the Registrant is filed herewith.

      4. Expense Limitation Agreements

      (a) Expense Limitation Agreement between CCM, LLC and the Registrant, is filed herewith.

      5. Shareholder Servicing Plan.

      (a) Shareholder Servicing Plan is filed herewith.

(i) Legal Opinion to be filed by amendment.


(j) Other Opinions.


(k)   Omitted Financial Statements

      None

(l) Subscription Agreements.

     1. Initial Subscription Agreement between Mary T. Pasco and the Registrant on behalf of the Commonwealth Small Cap Fund is incorporated herein by reference to Exhibit No. EX99l-1 of PEA No. 3.

 (m) Rule 12b-1 Plan.

      a. Plan of Distribution pursuant to Rule 12b-1 is filed herewith.


 (n) Rule 18f-3 Plan.

     1. Rule 18f-3 Multiple Class Plan with respect to the Commonwealth Small Cap Fund is incorporated herein by reference to Exhibit No. EX99n-1 of PEA No. 3.

     2. Rule 18f-3 Multiple Class Plan with respect to the Commonwealth Quantitative Fund is incorporated herein by reference to Exhibit No. EX99d-2 of PEA No. 3.

     3. Rule 18f-3 Multiple Class Plan with respect to the Frantzen Small Cap Growth Fund is filed herewith.

     4. Rule 18f-3 Multiple Class Plan with respect to the Frantzen Large Cap Growth Fund is filed herewith.

     5. Rule 18f-3 Multiple Class Plan with respect to the Frantzen Growth and Income Fund is filed herewith.

(o) Reserved.

     (p) Code of Ethics. 1. Combined Code of Ethics for the Registrant, also adopted by Commonwealth Capital Management, LLC (the investment adviser to the Commonwealth Small Cap Fund and the Commonwealth Quantitative Fund), Investment Management of Virginia, LLC (the investment sub-adviser to the Commonwealth Small Cap Fund), and First Dominion Capital Corp. (the distributor for the Registrant) is incorporated herein by reference to Exhibit No. EX99-p of PEA No. 3.

(q) Powers of Attorney.


Item 24.   Persons Controlled by or Under Common Control with the Fund

None

Item 25.   Indemnification.

See Article VIII,  Section 2 of  the Trust's By-Laws

Item 26.   Business and Other Connections of the Investment Adviser.

None

Item 27.   Principal Underwriters

(a) First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc. World Insurance Trust and Satuit Capital Management Trust.

(b)(1) First Dominion Capital Corp. The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c) Not Applicable.

Item 28.   Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

     (a) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to the Commonwealth Small Cap Fund, the Commonwealth Quantitative Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund ).

     (b) Investment Management of Virginia, LLC, 919 East Main Street, 16th Floor, Richmond, VA 23219 (records relating to its function as the investment sub-adviser to the Commonwealth Small Cap Fund.)

     (c) Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as transfer agent to the Funds).

     (d) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator to the Funds).

     (e) First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as distributor to the Funds).

     (f) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as fund accounting agent for the Funds).

     (g) Frantzen Capital Management, Inc., Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, FL 33602,(records relating to its function as the investment sub-adviser to the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund ).

Item 29.   Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 2nd day of October 2008.

                WORLD FUNDS TRUST

                By:  /s/ Franklin A. Trice, III
                FRANKLIN A. TRICE, III
                Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

          NAME                      TITLE                              DATE

By:  *                              Trustee Chairman and Chief
---------------------               Executive Officer         October 2, 2008
FRANKLIN A. TRICE, III



By: *
--------------------------
Gordon McKinley                     Trustee                   October 2, 2008




By:  *
-------------------------
Robert Burke                         Trustee                  October 2, 2008


By:  *                              Treasurer and Chief
---------------                     Financial Officer         October 2, 2008
KAREN SHUPE



By:  *
---------------------
Julia J. Gibbs                       Secretary                October 2, 2008




* By:  /s/ Franklin A. Trice, III
       --------------------------
      Franklin A. Trice, III*
      Attorney-in-fact pursuant to Powers of Attorney

Exhibit Index



EX-99.d4 FORM OF: Investment Advisory Agreement between Commonwealth Capital Management, LLC ("CCM, LLC") and the Registrant, with respect to the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund

EX-99.d5 FORM OF: Investment Sub-Advisory Agreement between Commonwealth Capital Management, LLC Frantzen Capital Management, Inc., with respect to the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund

EX-99.e1 Principal Underwriting Agreement between First Dominion Capital Corporation and the Registrant

EX-99.h1a   Administration Services Agreement between Commonwealth
            Shareholder Services, Inc. and the Registrant

EX-99.h2a   Transfer Agency and Services Agreement between Commonwealth Fund
            Services, Inc. and the Registrant

EX-99.h3a   Accounting Services Agreement between Commonwealth Fund
            Accounting, Inc. and the Registrant

EX-99.h4a   Expense Limitation Agreement between CCM, LLC and the Registrant

EX-99.h5a   Shareholder Servicing Plan


EX-99.m1a   Class A Shares Plan of Distribution pursuant to Rule 12b-1


EX-99.n3    Rule 18f-3 Multiple Class Plan with respect to the
            Frantzen  Small Cap Growth  Fund

EX-99.n4    Rule 18f-3 Multiple Class Plan with respect to the
            Frantzen  Large Cap Growth  Fund

EX-99.n5    Rule 18f-3 Multiple Class Plan with respect to the
            Frantzen Growth and Income Fund